Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Trade and other receivables	₽ 8,042	₽ 9,648
Cash receivable from agents
Trade and other receivables
Trade and other receivables	3,937	4,240
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	2,959	3,906
Commissions receivable
Trade and other receivables
Trade and other receivables	538	809
Advances issued
Trade and other receivables
Trade and other receivables	275	239
Other receivables
Trade and other receivables
Trade and other receivables	333	454
Gross carrying amount
Trade and other receivables
Trade and other receivables	8,408	10,193
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	4,207	4,666
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	2,975	3,919
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	559	827
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	287	240
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	380	541
Loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(366)	(545)
Loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(270)	(426)
Loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(16)	(13)
Loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(21)	(18)
Loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables	(12)	(1)
Loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (47)	₽ (87)